Liquidity - Financial Debt (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial Liabilities
Carrying Amount	€ 10,943	€ 13,005
Current financial liabilities	4,808	4,528
Non-current financial liabilities	9,547	11,042
Total financial liabilities	€ 14,354	€ 15,570
Financial debt as % of financial liabilities	76.00%	84.00%
Interest rate	1.23%	0.83%	0.87%
Bonds
Financial Liabilities
Carrying Amount	€ 8,155	€ 9,751
Private placements
Financial Liabilities
Carrying Amount	405	790
Commercial Paper
Financial Liabilities
Carrying Amount	928	€ 931
Interest rate		(0.48%)
Bank loans
Financial Liabilities
Carrying Amount	1,456	€ 1,533
Current
Financial Liabilities
Nominal Volume	3,986	3,756
Carrying Amount	3,983	3,760
Current financial liabilities	€ 4,808	€ 4,528
Financial debt as % of financial liabilities - current	83.00%	83.00%
Current | Bonds
Financial Liabilities
Nominal Volume	€ 1,600	€ 900
Carrying Amount	1,600	900
Current | Private placements
Financial Liabilities
Nominal Volume	0	393
Carrying Amount	0	396
Current | Commercial Paper
Financial Liabilities
Nominal Volume	930	930
Carrying Amount	928	931
Current | Bank loans
Financial Liabilities
Nominal Volume	1,456	1,533
Carrying Amount	1,456	1,533
Non Current
Financial Liabilities
Nominal Volume	7,778	9,338
Carrying Amount	6,960	9,245
Non-current financial liabilities	€ 9,547	€ 11,042
Financial debt as % of financial liabilities - non-current	73.00%	84.00%
Non Current | Bonds
Financial Liabilities
Nominal Volume	€ 7,381	€ 8,965
Carrying Amount	6,556	8,851
Non Current | Private placements
Financial Liabilities
Nominal Volume	397	373
Carrying Amount	405	393
Non Current | Commercial Paper
Financial Liabilities
Nominal Volume	0	0
Carrying Amount	0	0
Non Current | Bank loans
Financial Liabilities
Nominal Volume	0	0
Carrying Amount	€ 0	€ 0